Interest expense and Finance costs (Schedule of Interest and Finance Costs) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Interest expense and Finance costs [Abstract]
Interest expense, debt	$ 15,569	$ 17,745
Finance liabilities interest expense	2,730	2,969
Amortization of debt and finance liabilities issuance costs	1,040	1,073
Loan and other expenses	88	103
Interest expense and finance costs	$ 19,427	$ 21,890